Acquisition-related Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net, Future Amortization Expense [Abstract]
2017	$ 1,465.7
2018	1,428.1
2019	1,397.1
2020	1,297.0
2021	1,199.6
2022 and Thereafter	5,840.1
Definite-Lived Intangible Assets, Net	$ 12,627.6	$ 11,507.0